SIGNIFICANT ACCOUNTING POLICIES - Principal subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
Mina Tucano Ltda Formerly Beadell Brasil Ltda [Member
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Mineral Mexicana el Rosario, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Great Panther Coricancha S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%